Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule Supply Contracts
The future aggregate minimum required commitments under these supply and distribution contracts are shown in the table below based on foreign exchange rates as of December 31, 2015. The amounts in the table do not represent all anticipated payments under long-term contracts. Rather, they represent unconditional and legally enforceable committed expenditures:

Year	Amount
(In millions)
2016	$413.3
2017	286.6
2018	267.6
2019	272.0
2020	254.1
Thereafter	701.3
Total	$2,194.9

Schedule of Long-term Noncancelable Advertising and Promotions Contracts	Based on foreign exchange rates as of December 31, 2015, these future commitments are as follows:

Year	Amount
(In millions)
2016	$70.2
2017	72.8
2018	72.5
2019	49.0
2020	26.4
Thereafter	115.3
Total	$406.2

Schedule of Future Minimum Rental Payments for Operating Leases
Based on foreign exchange rates as of December 31, 2015, future minimum lease payments under operating leases that have initial or remaining non-cancelable terms in excess of one year are as follows:

Year	Amount
(In millions)
2016	$30.7
2017	24.6
2018	18.7
2019	14.9
2020	10.0
Thereafter	19.6
Total	$118.5

Summary of Reserves Associated with Indemnity Obligations
The table below provides a summary of reserves associated with the Kaiser indemnity obligations from December 29, 2012, through December 31, 2015:

Total indemnity reserves
(In millions)
Balance at December 29, 2012	$27.9
Changes in estimates	—
Foreign exchange impacts	(3.8)
Balance at December 31, 2013	$24.1
Changes in estimates	—
Foreign exchange impacts	(2.5)
Balance at December 31, 2014	$21.6
Changes in estimates	—
Foreign exchange impacts	(7.2)
Balance at December 31, 2015	$14.4

Schedule of Income (Loss) From Discontinued Operations
The table below summarizes the income (loss) from discontinued operations, net of tax, presented on our consolidated statements of operations:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
	(In millions)
Adjustments to Kaiser indemnity liabilities due to foreign exchange gains and losses	$3.9	$0.5	$2.0
Income (loss) from discontinued operations, net of tax	$3.9	$0.5	$2.0